Segment Information - Summary of Balance Sheet Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	¥ 7,516,966	¥ 6,113,655	¥ 5,100,857	¥ 4,098,450
Trade accounts and other receivable	3,586,130	3,142,832
Receivables related to financial services	8,279,806	7,181,327
Other financial assets	1,715,675	2,507,248
Inventories	4,255,614	3,821,356
Other current assets	886,885	791,947
Total current assets	26,459,781	23,722,290
Non-current assets
Receivables related to financial services	16,491,045	14,583,130
Property, plant and equipment	12,633,974	12,326,640
Total non-current assets	47,843,399	43,966,482
Total assets	74,303,180	67,688,771	62,267,140
Current liabilities
Trade accounts and other payables	4,986,309	4,292,092
Short-term and current portion of long-term debt	12,305,639	11,187,839
Accrued expenses	1,552,345	1,520,446
Income taxes payable	404,606	826,815
Total current liabilities	23,959,715	21,842,161
Non-current liabilities
Long-term debt	17,074,634	15,308,519
Retirement benefit liabilities	1,065,508	1,022,749
Total non-current liabilities	21,079,251	18,691,790
Total liabilities	45,038,967	40,533,951
Shareholders' equity
(Consolidated) Total Toyota Motor Corporation shareholders' equity	28,338,706	26,245,969
(Consolidated) Non-controlling interests	925,507	908,851
(Consolidated) Total shareholders' equity	29,264,213	27,154,820	24,288,329	21,339,012
(Consolidated) Total liabilities and shareholders' equity	74,303,180	67,688,771
Non-Financial Services Businesses [Member]
Current assets
Cash and cash equivalents	5,548,398	4,299,522	3,274,149	2,682,431
Trade accounts and other receivable	3,594,057	3,184,782
Other financial assets	849,779	2,028,649
Inventories	4,255,614	3,821,356
Other current assets	749,078	746,134
Total current assets	14,996,926	14,080,444
Non-current assets
Property, plant and equipment	7,729,000	7,302,017
Other	17,337,727	15,769,015
Total non-current assets	25,066,727	23,071,032
Total assets	40,063,653	37,151,476
Current liabilities
Trade accounts and other payables	4,689,034	4,023,857
Short-term and current portion of long-term debt	1,170,114	1,041,557
Accrued expenses	1,446,697	1,421,194
Income taxes payable	361,000	695,888
Other current liabilities	3,266,095	2,778,172
Total current liabilities	10,932,939	9,960,668
Non-current liabilities
Long-term debt	1,553,622	1,538,884
Retirement benefit liabilities	1,047,430	1,004,558
Other non-current liabilities	1,867,028	1,830,146
Total non-current liabilities	4,468,080	4,373,588
Total liabilities	15,401,019	14,334,256
Financial Services Business [Member]
Current assets
Cash and cash equivalents	1,968,568	1,814,133	1,826,707	¥ 1,416,020
Trade accounts and other receivable	286,960	206,588
Receivables related to financial services	8,279,806	7,181,327
Other financial assets	1,680,242	1,058,620
Other current assets	362,660	221,738
Total current assets	12,578,237	10,482,407
Non-current assets
Receivables related to financial services	16,491,045	14,583,130
Property, plant and equipment	4,904,975	5,024,625
Other	1,551,183	1,591,311
Total non-current assets	22,947,204	21,199,065
Total assets	35,525,441	31,681,472	¥ 28,275,239
Current liabilities
Trade accounts and other payables	547,511	477,550
Short-term and current portion of long-term debt	11,583,602	10,576,910
Accrued expenses	128,994	124,088
Income taxes payable	43,607	130,927
Other current liabilities	1,841,562	1,414,606
Total current liabilities	14,145,275	12,724,080
Non-current liabilities
Long-term debt	15,627,943	13,882,650
Retirement benefit liabilities	18,078	18,190
Other non-current liabilities	1,135,862	722,257
Total non-current liabilities	16,781,883	14,623,097
Total liabilities	30,927,158	27,347,177
Elimination of assets and liabilities [Member]
Non-current assets
Total assets	(1,285,914)	(1,144,177)
Non-current liabilities
Total liabilities	¥ (1,289,211)	¥ (1,147,482)